ORGANIZATION AND CAPITAL MANAGEMENT - Reconciliation of the Corporation's Capital (Details) - USD ($) $ in Millions	Dec. 31, 2026	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Management Commentary Explanatory [Line Items]
Cash and cash equivalents		$ 14,885	$ 16,242	$ 13,703	$ 15,051
Other financial assets		32,519	30,033
Accounts receivable and other		33,199	33,509
Inventory		9,431	8,849
Assets classified as held for sale		15,394	12,780
Equity accounted investments		87,682	79,881
Investment properties		84,239	85,613
Property, plant and equipment		164,923	165,992
Intangible assets		37,156	38,496
Goodwill		41,928	43,355
Deferred income tax assets		4,159	4,221
Accounts payable and other		(54,488)	(56,457)
Liabilities associated with assets classified as held for sale		(9,218)	(5,891)
Deferred income tax liabilities		(26,260)	(27,009)
Subsidiary equity obligations		(3,931)	(3,808)
Net Assets Before Common Equity in Managed Investments		431,618	425,806
Common Equity in Managed Investments		0	0
Corporation's Capital		431,618	425,806
Financial liabilities		312,264	310,677
Non-recourse borrowings of managed entities		250,271	245,311
Equity		166,636	166,194	161,645
Non-controlling interest - preferred equity		230	230
Corporate borrowings
Management Commentary Explanatory [Line Items]
Financial liabilities		14,711	14,301
Non-controlling interests
Management Commentary Explanatory [Line Items]
Equity		120,065	118,308	115,049
Non-controlling interest - preferred equity		120,065	118,308
Preferred shares | Preferred equity
Management Commentary Explanatory [Line Items]
Equity		4,088	4,090
Common shares | Preferred equity
Management Commentary Explanatory [Line Items]
Equity				4,103
Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity	$ 42,483	42,483	43,796	$ 42,493
Preferred equity | Preferred equity
Management Commentary Explanatory [Line Items]
Equity		4,088	4,090
The Corporation
Management Commentary Explanatory [Line Items]
Cash and cash equivalents		760	461
Other financial assets		2,631	2,114
Accounts receivable and other		2,456	2,866
Inventory		0	0
Assets classified as held for sale		0	0
Equity accounted investments		2,031	2,330
Investment properties		20	18
Property, plant and equipment		195	151
Intangible assets		81	83
Goodwill		0	0
Deferred income tax assets		378	467
Accounts payable and other		(5,342)	(4,684)
Liabilities associated with assets classified as held for sale		0	0
Deferred income tax liabilities		(220)	(340)
Subsidiary equity obligations		0	0
Net Assets Before Common Equity in Managed Investments		2,990	3,466
Common Equity in Managed Investments		58,522	58,951
Corporation's Capital		61,512	62,417
Non-recourse borrowings of managed entities		0	0
The Corporation | Corporate borrowings
Management Commentary Explanatory [Line Items]
Financial liabilities		14,711	14,301
The Corporation | Preferred shares | Preferred equity
Management Commentary Explanatory [Line Items]
Equity		4,088
The Corporation | Preferred shares | Non-controlling interests
Management Commentary Explanatory [Line Items]
Non-controlling interest - preferred equity		230	230
The Corporation | Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity		42,483	43,796
The Corporation | Preferred equity | Preferred equity
Management Commentary Explanatory [Line Items]
Equity		4,088	4,090
Managed Investments
Management Commentary Explanatory [Line Items]
Cash and cash equivalents		14,125	15,781
Other financial assets		29,888	27,919
Accounts receivable and other		32,657	32,442
Inventory		9,431	8,849
Assets classified as held for sale		15,394	12,780
Equity accounted investments		85,651	77,551
Investment properties		84,219	85,595
Property, plant and equipment		164,728	165,841
Intangible assets		37,075	38,413
Goodwill		41,928	43,355
Deferred income tax assets		3,781	3,754
Accounts payable and other		(51,060)	(53,572)
Liabilities associated with assets classified as held for sale		(9,218)	(5,891)
Deferred income tax liabilities		(26,040)	(26,669)
Subsidiary equity obligations		(3,931)	(3,808)
Net Assets Before Common Equity in Managed Investments		428,628	422,340
Common Equity in Managed Investments		0	0
Corporation's Capital		428,628	422,340
Non-recourse borrowings of managed entities		250,271	245,311
Managed Investments | Corporate borrowings
Management Commentary Explanatory [Line Items]
Financial liabilities		0	0
Managed Investments | Preferred shares | Non-controlling interests
Management Commentary Explanatory [Line Items]
Non-controlling interest - preferred equity		119,835	118,078
Managed Investments | Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity		58,522	58,951
Managed Investments | Preferred equity | Preferred equity
Management Commentary Explanatory [Line Items]
Equity		0	0
Elimination
Management Commentary Explanatory [Line Items]
Cash and cash equivalents		0	0
Other financial assets		0	0
Accounts receivable and other		(1,914)	(1,799)
Inventory		0	0
Assets classified as held for sale		0	0
Equity accounted investments		0	0
Investment properties		0	0
Property, plant and equipment		0	0
Intangible assets		0	0
Goodwill		0	0
Deferred income tax assets		0	0
Accounts payable and other		1,914	1,799
Liabilities associated with assets classified as held for sale		0	0
Deferred income tax liabilities		0	0
Subsidiary equity obligations		0	0
Net Assets Before Common Equity in Managed Investments		0	0
Common Equity in Managed Investments		(58,522)	(58,951)
Corporation's Capital		(58,522)	(58,951)
Non-recourse borrowings of managed entities		0	0
Elimination | Corporate borrowings
Management Commentary Explanatory [Line Items]
Financial liabilities		0	0
Elimination | Preferred shares | Non-controlling interests
Management Commentary Explanatory [Line Items]
Non-controlling interest - preferred equity		0	0
Elimination | Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity		(58,522)	(58,951)
Elimination | Preferred equity
Management Commentary Explanatory [Line Items]
Equity		$ 0	$ 0